Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	319,056	226,314
Pension and OPEB	54,458	31,433
Acquisition related costs	5,168	5,152
Environmental obligation	28,555	23,076
Production tax credit	2,098	1,633
Reserves not currently deductible	2,315	2,397
Other	3,988	2,780
Total deferred income tax assets	415,638	292,785
Less valuation allowance	(15,534)	(15,667)
Total deferred tax assets	400,104	277,118
Deferred tax liabilities:
Property, plant and equipment	(387,931)	(267,344)
Intangible assets	(2,752)	(8,321)
Outside basis in partnership	(15,194)	(2,210)
Regulatory accounts	(49,399)	(24,745)
Financial derivatives	(15,013)	(7,675)
Total deferred tax liabilities	(470,289)	(310,295)
Deferred Tax Liabilities, Net	(70,185)	(33,177)